Trade receivables	12 Months Ended
Dec. 31, 2021
Trade and other current receivables [abstract]
Trade receivables

Note 14 – Trade receivables

Composition:

	December 31,
	2 0 2 1	2 0 2 0	2 0 2 1
	NIS	NIS	US Dollars

Open accounts	121,272	120,700	38,994
Credit cards	211	161	68
Checks receivables	17,160	17,468	5,518
Less – provision for return of goods	(3,252)	(5,131)	(1,046)
Less – estimated credit loss	(1,374)	(1,897)	(442)
	134,017	131,301	43,092

The table below shows the trade receivables balance for December 31, 2021 segmented by the due date.

	Trade receivables- days past due
	Nis in thousands
As of:	Not past due	<30	31-60	61-90	>90	Total
December 31, 2021	115,699	4,842	509	96	126	121,272
December 31, 2020	112,882	6,374	79	130	1,235	120,700

F - 23

G. WILLI-FOOD INTERNATIONAL LTD.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(NIS in thousands)
(Cont.)

Note 14 – Trade receivables (continued)

Changes in the allowance of credit loss

	December 31,
	2 0 2 1	2 0 2 0	2 0 2 1
	NIS	NIS	US Dollars

Balance at beginning of the year	1,897	3,200	610
Bad debts	-	(1,937)	-
Changes in allowance for doubtful debts	(523)	634	(168)
Balance at end of the year	1,374	1,897	442